Income tax expense - Additional information (Detail)			12 Months Ended
	Mar. 12, 2023	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Percentage of additional tax over deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax	10.00%
Corporate tax rate		20.00%	25.00%	25.00%	23.00%	25.00%	20.00%
Corporate tax rate for banks, consumer finance companies, factoring and financial leasing companies, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies				30.00%	25.00%		25.00%
Tax rate used to recognize deferred taxes					20.00%	20.00%
Allowed percentage deduction of research and development expenses			100.00%
Dividend payments, withholding tax			10.00%
Percentage of exemption from corporate tax for profits arising from sale of founding shares, redeemed shares and priority rights held			75.00%
Minimum holding period for founding shares, redeemed shares and priority rights for tax exemption			2 years
Percentage of exemption from corporate tax for immovables held				50.00%
Percentage of exemption from corporate tax for immovables held before 15 July 2023			25.00%
Minimum holding period for immovables for tax exemption			2 years
Period during which exempted earnings are considered lost if transferred in any way other than being added to capital			5 years